EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2016
EARNINGS PER SHARE
EARNINGS PER SHARE

Note 8 — EARNINGS PER SHARE

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities.  Because the company reported a net loss for the nine months ended September 30, 2016 and 2015, diluted net loss per common share is the same as basic net loss per common share for those periods.  Anti-dilutive common stock equivalents excluded from the calculation of diluted loss per share were as follows:

	Nine Months Ended
	September 30,
	2016	2015
Stock options	108,298	108,583
Warrants	327,575	327,955
Restricted stock units	19,389	35,320
Total	455,262	471,858